Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance Balance at End of Period
Loans individually evaluated for impairment	$ 54	$ 13
TDRs collectively evaluated for impairment	282	345
Other loans collectively evaluated for impairment	3,982	3,900
Loans acquired with deteriorated credit quality	39	48
Total allowance for credit losses	4,357	4,306	$ 4,375	$ 4,537
Loan Balance at End of Period
Loans individually evaluated for impairment	693	390
TDRs collectively evaluated for impairment	4,399	5,070
Other loans collectively evaluated for impairment	265,728	252,590
Loans acquired with deteriorated credit quality	2,387	2,799
Total loans	269,371	256,253
Total loans	273,207	260,849
Commercial [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	50	11
TDRs collectively evaluated for impairment	12	10
Other loans collectively evaluated for impairment	1,388	1,266
Total allowance for credit losses	1,450	1,287	1,146	1,075
Loan Balance at End of Period
Loans individually evaluated for impairment	623	336
TDRs collectively evaluated for impairment	145	138
Other loans collectively evaluated for impairment	92,611	87,927
Loans acquired with deteriorated credit quality	7	1
Total loans	93,386	88,402
Commercial Real Estate [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	4	2
TDRs collectively evaluated for impairment	4	7
Other loans collectively evaluated for impairment	798	703
Loans acquired with deteriorated credit quality	6	12
Total allowance for credit losses	812	724	726	776
Loan Balance at End of Period
Loans individually evaluated for impairment	70	41
TDRs collectively evaluated for impairment	146	235
Other loans collectively evaluated for impairment	42,751	41,566
Loans acquired with deteriorated credit quality	131	295
Total loans	43,098	42,137
Residential Mortgages [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	180	236
Other loans collectively evaluated for impairment	330	395
Total allowance for credit losses	510	631	787	875
Loan Balance at End of Period
Loans individually evaluated for impairment		13
TDRs collectively evaluated for impairment	3,678	4,241
Other loans collectively evaluated for impairment	53,595	49,241
Loans acquired with deteriorated credit quality	1	1
Total loans	57,274	53,496
Other Retail [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	20	33
Other loans collectively evaluated for impairment	597	710
Total allowance for credit losses	617	743	771	781
Loan Balance at End of Period
TDRs collectively evaluated for impairment	173	211
Other loans collectively evaluated for impairment	53,691	50,995
Total loans	53,864	51,206
Credit Card [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	65	57
Other loans collectively evaluated for impairment	869	826
Total allowance for credit losses	934	883	880	884
Loan Balance at End of Period
TDRs collectively evaluated for impairment	222	210
Other loans collectively evaluated for impairment	21,527	20,802
Total loans	21,749	21,012
Total Loans, Excluding Covered Loans [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	54	13
TDRs collectively evaluated for impairment	281	343
Other loans collectively evaluated for impairment	3,982	3,900
Loans acquired with deteriorated credit quality	6	12
Total allowance for credit losses	4,323	4,268	4,310	4,391
Loan Balance at End of Period
Loans individually evaluated for impairment	693	390
TDRs collectively evaluated for impairment	4,364	5,035
Other loans collectively evaluated for impairment	264,175	250,531
Loans acquired with deteriorated credit quality	139	297
Total loans	269,371	256,253
Covered Loans [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	1	2
Loans acquired with deteriorated credit quality	33	36
Total allowance for credit losses	34	38	$ 65	$ 146
Loan Balance at End of Period
TDRs collectively evaluated for impairment	35	35
Other loans collectively evaluated for impairment	1,553	2,059
Loans acquired with deteriorated credit quality	2,248	2,502
Total loans	$ 3,836	$ 4,596